Note Payable - Summary of Future Maturities of Notes Payable (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2019	$ 550,000
2020
2021
2022	1,000,000
Total	$ 1,550,000